                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2003
                                                 ------------------


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ]   is a restatement.
                                    [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Creedon Capital Management, LLC
Address:      123 Second Street, Suite 120
              Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein          Sausalito, California         November 14 , 2003
----------------------       ---------------------         ------------------
    [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ----------

Form 13F Information Table Entry Total:              65
                                                 ----------

Form 13F Information Table Value Total:          $1,688,061
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None



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13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT, LLC (9/30/03)

                                                                                                    PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 TYPE OF CLASS         CUSIP     MARKET VALUE SHR/PRN AMOUNT SHR/PRN  CALL  DISCRETION  MANAGERS  SOLE
--------------                 -------------         -----     ------------
ADVANCED MICRO DEVICES INC     CONVERTIBLE BONDS     007903AE7      4506.25      5000000     PRN               x           x      x
AGERE SYSTEMS 6.5 12/09        CONVERTIBLE BONDS     00845VAA8    26335.665     20142000     PRN               x           x      x
AGILENT TECHNOLOGIES INC       CONVERTIBLE BONDS     00846UAB7        38037     37200000     PRN               x           x      x
AMERISOURCE HEALTH 5% 2007     CONVERTIBLE BONDS     03071PAD4    48406.065     40849000     PRN               x           x      x
AMGEN 0% 2032                  CONVERTIBLE BONDS     031162AE0    21140.625     27500000     PRN               x           x      x
ANNTAYLOR STORES CORP .55% 201 CONVERTIBLE BONDS     036115AC7        13550     20000000     PRN               x           x      x
AON CORP 3.5% 2012             CONVERTIBLE BONDS     037389AT0         7035      6000000     PRN               x           x      x
ARCH COAL 5% PREFERRED         CONVERTIBLE PREFERRED 039380209        25600       400000     SHR               x           x      x
AVIRON 5.25% 2008              CONVERTIBLE BONDS     053762AD2     33964.25     32975000     PRN               x           x      x
BARNES & NOBLE INC             CONVERTIBLE BONDS     067774AD1    30853.241     29991000     PRN               x           x      x
BEST BUY .684% 2021            CONVERTIBLE BONDS     086516AD3       3712.5      5000000     PRN               x           x      x
BEST BUY 2.25% 2022            CONVERTIBLE BONDS     086516AF8     8871.875      8500000     PRN               x           x      x
BRINKER INTL 0% 2021           CONVERTIBLE BONDS     109641AC4        55488     81600000     PRN               x           x      x
CALPINE                        CONVERTIBLE BONDS     131347BA3      39667.5     43000000     PRN               x           x      x
CBRL GROUP INC COM             CONVERTIBLE BONDS     12489VAB2     12993.75     27000000     PRN               x           x      x
CENDANT CORP                   CORPORATE BONDS       151313AF0    40284.562     59025000     PRN               x           x      x
CENDANT CORP                   CONVERTIBLE BONDS     151313AN3    63177.365     60026000     PRN               x           x      x
CENTURYTEL 4.75% 2032          CONVERTIBLE BONDS     156700AH9      21897.5     19000000     PRN               x           x      x
CEPHALON                       CONVERTIBLE BONDS     156708AE9      68162.5     71750000     PRN               x           x      x
CHARMING SHOPPES 4.75% 2012    CONVERTIBLE BONDS     161133AC7    15140.625     16150000     PRN               x           x      x
CHESAPEAKE ENERGY 6% PFD 144A  CONVERTIBLE PREFERRED 165167602    10238.875       162200     SHR               x           x      x
CNF 5% 6/12                    CONVERTIBLE PREFERRED 12612V205      24175.8       488400     SHR               x           x      x
COMPUTER ASSOCIATES 5% REGISTE CONVERTIBLE BONDS     204912AR0      48562.5     37500000     PRN               x           x      x
CORNING INC                    CONVERTIBLE BONDS     219350AK1      40745.6     34240000     PRN               x           x      x
COUNTRYWIDE FINANCIAL 0% 2031  CONVERTIBLE BONDS     222372AE4     4896.875      5000000     PRN               x           x      x
CURAGEN CORP                   CONVERTIBLE BONDS     23126RAC5      13642.5     17000000     PRN               x           x      x
CV THERAPEUTICS INC            CORPORATE BONDS       126667AB0    27191.462     31165000     PRN               x           x      x
DUKE ENERGY 1.75% 2007         CONVERTIBLE BONDS     264399EJ1        22500     22500000     PRN               x           x      x
E TRADE GROUP INC              CONVERTIBLE BONDS     269246AD6        29025     27000000     PRN               x           x      x
ECHOSTAR COMMUNICATIONS NEW    CONVERTIBLE BONDS     278762AG4    41386.725     37710000     PRN               x           x      x
FIRST DATA CORP 2% 2008        CONVERTIBLE BONDS     319963AD6     18508.75     17000000     PRN               x           x      x
FORD 6.5% 2032 PREFERRED       CONVERTIBLE PREFERRED 345395206    47473.937      1094500     SHR               x           x      x
GENERAL MOTORS 6.25% PFD       PREFERRED STOCK       370442717        15631       580000     SHR               x           x      x
GENERAL MTRS CORP DEB SR CONV  CONVERTIBLE PREFERRED 370442733         9200       400000     SHR               x           x      x
GENZYME 3% 2021                CONVERTIBLE BONDS     372917AK0        20250     20000000     PRN               x           x      x
GPS 5.75- 05                   CONVERTIBLE BONDS     364760AJ7    98730.097     78513000     PRN               x           x      x
IMCLONE SYS INC                CONVERTIBLE BONDS     45245WAD1        22885     23000000     PRN               x           x      x
INCO 3.5% 2052 REGISTERED      CONVERTIBLE BONDS     453258AR6      16217.5     13000000     PRN               x           x      x
INTERMUNE INC                  CONVERTIBLE BONDS     45884XAA1         9525     10000000     PRN               x           x      x
INTERPUBLIC GROUP 1.87% 2006   CONVERTIBLE BONDS     460690AJ9        14240     16000000     PRN               x           x      x
ISIS PHARMACEUTICALS 5.5% 2009 CONVERTIBLE BONDS     464337AC8        16700     20000000     PRN               x           x      x
KERR-MCGEE 5.25% 2005          CONVERTIBLE BONDS     492386AP2        21100     20000000     PRN               x           x      x
L-3 COMM 4% 9/15/11            CONVERTIBLE BONDS     502424AD6        10325     10000000     PRN               x           x      x
L-3 COMMUNICATIONS 5.25% 2009  CONVERTIBLE BONDS     502424AB0    58417.125     52100000     PRN               x           x      x
LEAR CORP 0% 2022              CONVERTIBLE BONDS     521865AG0    17128.244     35045000     PRN               x           x      x
LENNAR CORP                    CORPORATE BONDS       526057AF1        47400     80000000     PRN               x           x      x
LIBERTY MEDIA 3.25% 3/15/31    CONVERTIBLE BONDS     530715AR2          980      1000000     PRN               x           x      x
LIBERTY MEDIA CORP             CONVERTIBLE BONDS     530715AN1      21980.4     28180000     PRN               x           x      x
LOWES CO 0% 2/16/2021          CONVERTIBLE BONDS     548661CF2    34808.524     40183000     PRN               x           x      x
MANPOWER 0% 2021               CONVERTIBLE BONDS     56418HAC4       9412.5     15000000     PRN               x           x      x
NAVISTAR FNCL 4.75% 2009       CONVERTIBLE BONDS     638902AM8    26524.562     26725000     PRN               x           x      x
NETWORKS ASSOCS INC            CONVERTIBLE BONDS     64123LAB7     44112.85     40940000     PRN               x           x      x
OHIO CAS CORP                  CONVERTIBLE BONDS     677240AC7         9700     10000000     PRN               x           x      x
PENNEY JC INC                  CONVERTIBLE BONDS     708160BV7     48555.06     47603000     PRN               x           x      x
PMI GROUP 2.5% 2021            CONVERTIBLE BONDS     69344MAE1     20258.75     19000000     PRN               x           x      x
PRG-SCHULTZ 4.75% 2006         CONVERTIBLE BONDS     69357CAA5         2020      2000000     PRN               x           x      x
REDBACK NETWORKS INC           CONVERTIBLE BONDS     757209AB7      42562.7    108440000     PRN               x           x      x
RGA PREFERRED 5.75%            PREFERRED STOCK       759351307     40259.05       668200     SHR               x           x      x
ROYAL CARIBBEAN                CONVERTIBLE BONDS     780153AM4         3857      7600000     PRN               x           x      x
STMICROELECTRONICS N V         CORPORATE BONDS       861012AB8      6731.25      7500000     PRN               x           x      x
TERAYON COM SYS 5% 2007        CONVERTIBLE BONDS     880775AC5          840      1000000     PRN               x           x      x
TEVA PHARMACEUTICAL .75% 2021  CONVERTIBLE BONDS     88163XAB1        37675     27500000     PRN               x           x      x
TRAVELERS PPTY CAS CP NT CV JR COMMON STOCK          89420G307         9220       400000     SHR               x           x      x
UNIVERSAL HEALTH .426% 2020    CONVERTIBLE BONDS     913903AL4    26461.864     40789000     PRN               x           x      x
VENATOR GROUP                  CONVERTIBLE BONDS     922944AB9    17179.772     15037000     PRN               x           x      x
                                                                1688060.545